Debt - River Vessel Financing - Additional Information (Details) $ in Thousands, € in Millions	6 Months Ended
	Jun. 30, 2026 USD ($) Vessel	Mar. 31, 2026 EUR (€)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Percentage of contract prices obtained	80.00%
Remaining balances of loan	$ 15,100	€ 20.3
Borrowings	$ 6,137,714		$ 5,665,547
Number of vessels | Vessel	92
Hermes Financing | Loan One
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 102,000